Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Comstock Funds, Inc.
Entity Central Index Key	0000830779
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000073498
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class AAA
Trading Symbol	COMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/COMVX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/COMVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000
06/17	7,582	11,790	9,959	11,600
06/18	6,538	13,484	9,896	12,404
06/19	5,934	14,889	10,739	13,536
06/20	5,206	16,007	11,816	12,421
06/21	5,056	22,537	11,769	17,391
06/22	4,973	20,143	10,492	16,662
06/23	5,262	24,090	10,419	18,201
06/24	5,519	30,006	10,704	20,932
06/25	6,164	34,555	11,335	23,697
06/26	6,663	42,268	11,711	28,014

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	3.39%	8.09%	5.68%	(3.98)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,669,695
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ (94,958)
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,669,695 Number of Portfolio Holdings160 Portfolio Turnover Rate125% Management Fees$(94,958)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/COMVX/
C000002843
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class C
Trading Symbol	CPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/CPCCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/CPCCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	7,520	7,520	11,790	9,959	11,600
06/18	6,436	6,436	13,484	9,896	12,404
06/19	5,793	5,793	14,889	10,739	13,536
06/20	5,055	5,055	16,007	11,816	12,421
06/21	4,915	4,915	22,537	11,769	17,391
06/22	4,820	4,820	20,143	10,492	16,662
06/23	5,103	5,103	24,090	10,419	18,201
06/24	5,350	5,350	30,006	10,704	20,932
06/25	6,568	6,568	34,555	11,335	23,697
06/26	7,027	7,027	42,268	11,711	28,014

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	3.20%	6.99%	7.41%	(3.47)%
Comstock Capital Value Fund - Class C (includes sales charge)	2.20%	5.99%	7.41%	(3.47)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,669,695
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ (94,958)
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,669,695 Number of Portfolio Holdings160 Portfolio Turnover Rate125% Management Fees$(94,958)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/CPCCX/
C000002844
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class I
Trading Symbol	CPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/CPCRX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/CPCRX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	500,000	500,000	500,000	500,000
06/17	379,400	589,500	497,950	580,000
06/18	328,858	674,211	494,813	620,194
06/19	298,533	744,464	536,971	676,818
06/20	262,817	800,373	590,775	621,048
06/21	256,113	1,126,845	588,471	869,529
06/22	252,743	1,007,174	524,622	833,096
06/23	266,896	1,204,480	520,950	910,074
06/24	280,192	1,500,300	535,224	1,046,585
06/25	312,510	1,727,746	566,749	1,184,839
06/26	338,358	2,113,379	585,565	1,400,717

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	3.49%	8.27%	5.73%	(3.83)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,669,695
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ (94,958)
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,669,695 Number of Portfolio Holdings160 Portfolio Turnover Rate125% Management Fees$(94,958)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/CPCRX/
C000002841
Shareholder Report [Line Items]
Fund Name	Comstock Capital Value Fund
Class Name	Class A
Trading Symbol	DRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/DRCVX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/DRCVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	7,576	7,140	11,790	9,959	11,600
06/18	6,529	6,153	13,484	9,896	12,404
06/19	5,923	5,582	14,889	10,739	13,536
06/20	5,207	4,907	16,007	11,816	12,421
06/21	5,056	4,765	22,537	11,769	17,391
06/22	4,973	4,687	20,143	10,492	16,662
06/23	5,262	4,960	24,090	10,419	18,201
06/24	5,534	5,216	30,006	10,704	20,932
06/25	6,183	5,827	34,555	11,335	23,697
06/26	6,685	6,300	42,268	11,711	28,014

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	3.39%	8.11%	5.69%	(3.97)%
Comstock Capital Value Fund - Class A (includes sales charge)	(2.55)%	1.90%	4.45%	(4.54)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,669,695
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ (94,958)
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,669,695 Number of Portfolio Holdings160 Portfolio Turnover Rate125% Management Fees$(94,958)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/DRCVX/